Acquisitions, Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2025
Business Combination [Line Items]
Schedule of Change in Carrying Value of Goodwill

The carrying amount of goodwill by reporting segment as of December 31, 2025 and 2024 is as follows (in thousands):

	December 31,
	2025	2024
Specialist isotopes and related services	$5,177	$3,168
Total goodwill	$5,177	$3,168

The changes to the carrying value of goodwill is as follows (in thousands):

Description	Amount
Balance as of December 31, 2023	$3,267
Translation adjustment	(99)
Balance as of December 31, 2024	$3,168
Acquisition of ECNP	1,574
Translation adjustment	435
Balance as of December 31, 2025	$5,177

Summary of Changes to Carrying Value of Intangible Assets

The changes to the carrying value of intangible assets, which is included in the construction services and specialist isotopes and related services segments, is as follows (in thousands):

Description	Amount
Balance as of December 31, 2024	$—
Trademarks from ECNP acquisition	430
Amortization	(21)
Balance as of December 31, 2025	$409

Summary of Estimated Future Amortization Expense Related to Intangible Assets Held

The following table outlines the estimated future amortization expense related to intangible assets held as of December 31, 2025 (in thousands):

Amortization Expense
Year Ended December 31,
2026	$86
2027	86
2028	86
2029	86
2030	65
Thereafter	—
Total	$409

East Coast Nuclear Pharmacy, LLC
Business Combination [Line Items]
Summary of Allocation of Purchase Consideration to Fair Value of Assets Acquired and Liabilities Assumed

The following table summarizes the allocation of the purchase consideration to the fair value of the assets acquired and liabilities assumed (in thousands):

Fair value of business combination
Cash consideration	$2,000
Notes payable to Sellers	500
Identifiable assets acquired and liabilities assumed
Cash and cash equivalents	40
Accounts receivable	550
Inventory	92
Prepaid expenses and other current assets	6
Identifiable intangible assets	430
Accounts payable	(113)
Other current liabilities	(79)
Total identifiable assets acquired and liabilities assumed	926
Goodwill	1,574
Total purchase consideration	$2,500